Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of Alto Ingredients, Inc. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation and Related Information – Compensation Discussion and Analysis” above.

	Summary Compensation	Summary Compensation	Compensation	Compensation	Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Table Total for PEO (Bryon T. McGregor)[1]	Table Total for PEO (Michael D. Kandris)[1]	Actually Paid to PEO (Bryon T. McGregor)[2]	Actually Paid to PEO (Michael D. Kandris)[2]	Compensation Table Total for Non-PEO NEOs[3]	Compensation Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income (loss) (in thousands)[7]	Adjusted EBITDA (in thousands)[8]
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$1,477,220	N/A	$2,267,489	N/A	$776,432	$1,036,173	$53.04	$63.52	$13,338	$44,651
2024	$1,262,735	N/A	$867,654	N/A	$617,217	$484,503	$28.73	$48.42	$(58,984)	$(8,531)
2023	$1,357,502	$1,137,559	$1,192,118	$1,401,079	$587,491	$619,761	$48.99	$60.17	$(29,270)	$20,766
2022	N/A	$1,493,272	N/A	$1,179,649	$632,267	$575,007	$53.04	$67.29	$(42,862)	$(5,743)
2021	N/A	$1,878,748	N/A	$1,712,162	$843,060	$843,350	$88.58	$96.94	$44,217	$87,799
[1]	The dollar amounts reported in columns (b) are the amounts of total compensation reported for Bryon T. McGregor and Michael D. Kandris, our Chief Executive Officers and Co-Chief Executive Officers for the periods stated in this footnote below, for each corresponding year in the “Total” column of the Summary Compensation Table for the applicable year. Refer to “Executive Compensation and Related Information – Summary Compensation Table” above for information concerning Mr. McGregor for 2025, 2024 and 2023, and our prior filings with the Securities and Exchange Commission for information concerning Mr. Kandris for 2023, 2022 and 2021. Mr. McGregor was appointed as our Chief Executive Officer in August 2023. Mr. Kandris was our prior Chief Executive Officer for the period covered by the table until the appointment of Mr. McGregor.

[2]	The dollar amounts reported in columns (c) represent the respective amounts of “compensation actually paid” to Messrs. McGregor and Kandris, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. McGregor and Kandris during the applicable year.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McGregor’s total compensation for 2025, 2024 and 2023 to determine the compensation actually paid to him:

Year	Reported Summary Compensation Table Total for PEO (Bryon T. McGregor)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Bryon T. McGregor)
2025	$1,477,220	$(354,540)	$1,144,809	$–	$–	$2,267,489
2024	$1,262,735	$(615,760)	$220,679	$–	$–	$867,654
2023	$1,357,502	$(846,000)	$680,616	$–	$–	$1,192,118

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kandris’s total compensation for 2023, 2022 and 2021 to determine the compensation actually paid to him. Mr. Kandris did not serve as our PEO during or after 2024.

Year	Reported Summary Compensation Table Total for PEO (Michael D. Kandris)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Michael D. Kandris)
2023	$1,137,559	$(525,000)	$788,520	$–	$–	$1,401,079
2022	$1,493,272	$(874,035)	$560,412	$–	$–	$1,179,649
2021	$1,878,748	$(707,392)	$540,806	$–	$–	$1,712,162

(a)	The reported values of equity awards in the tables above are the total grant date fair values of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. McGregor are as follows. Mr. McGregor did not serve as our PEO for any period through 2022.

Year	Year End Fair Value of Equity Awards (Bryon T. McGregor)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Bryon T. McGregor)
2025	$895,680	$329,777	$–	$(80,648)	$–	$–	$1,144,809
2024	$485,144	$(219,770)	$–	$(44,695)	$–	$–	$220,679
2023	$731,500	$(10,029)	$–	$(40,855)	$–	$–	$680,616

The amounts deducted or added in calculating the equity award adjustments for Mr. Kandris are as follows. Mr. Kandris did not serve as our PEO during or after 2024.

Year	Year End Fair Value of Equity Awards (Michael D. Kandris)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Michael D. Kandris)
2023	$931,000	$(28,081)	$–	$(114,399)	$–	$–	$788,520
2022	$368,554	$(159,360)	$–	$351,218	$–	$–	$560,412
2021	$592,780	$(77,500)	$–	$25,526	$–	$–	$540,806

(c)	The amounts included in this column are the amounts reported, if any, in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year. There were no such amounts for any applicable year, therefore we have excluded the “Change in Pension and Nonqualified Deferred Compensation” column from the Summary Compensation Table.

(d)	The total pension benefit adjustment amount for each applicable year for each of Messrs. McGregor and Kandris was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our PEOs or other NEOs.
[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Messrs. McGregor and Kandris, who served as Chief Executive Officers during the periods covered) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. McGregor and Kandris for the applicable years during which they served as our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Todd E. Benton, Robert R. Olander, Auste M. Graham and James R. Sneed; (ii) for 2024, Todd E. Benton, Robert R. Olander, Auste M. Graham and James R. Sneed; (iii) for 2023, Robert R. Olander, Auste M. Graham and James R. Sneed; (iv) for 2022, Bryon T. McGregor, Auste M. Graham, James R. Sneed and Christopher W. Wright; and (v) for 2021, Bryon T. McGregor, Christopher W. Wright, James R. Sneed and Paul P. Koehler. Mr. Wright, our former General Counsel, retired in May 2022 and Paul P. Koehler, or former Vice President of Corporate Development, retired in February 2021. The included averages are affected by the retirements of Messrs. Wright and Koehler in 2022 and 2021, respectively, resulting in compensation reported only for the periods through their respective dates of retirement, but in the case of Mr. Wright, also include his post-retirement compensation under a consulting arrangement for the remainder of 2022.

[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. McGregor and Kandris for the applicable years during which they served as our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year (excluding Messrs. McGregor and Kandris for the applicable years during which they served as our PEO). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. McGregor and Kandris for the applicable years during which they served as our PEO) for each year to determine the compensation actually paid to them, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$776,432	$(117,801)	$377,542	$–	$–	$1,036,173
2024	$617,217	$(204,584)	$71,870	$–	$–	$484,503
2023	$587,491	$(211,855)	$244,125	$–	$–	$619,761
2022	$632,267	$(268,947)	$211,687	$–	$–	$575,007
2021	$843,060	$(165,478)	$165,768	$–	$–	$843,350

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$297,602	$107,638	$–	$(27,698)	$–	$–	$377,542
2024	$161,187	$(73,699)	$–	$(15,618)	$–	$–	$71,870
2023	$275,753	$(5,475)	$–	$(26,153)	$–	$–	$244,125
2022	$95,214	$(25,042)	$39,919	$101,596	$–	$–	$211,687
2021	$138,668	$(19,883)	$–	$46,983	$–	$–	$165,768

(b)	The total pension benefit adjustment amount for each applicable year for each of our NEOs was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs.
[5]	Cumulative Total Shareholder Return, or TSR, is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment (which dividends totaled $0.00 for all periods), and the difference between our share price at the end of the measurement period and our share price at the beginning of the measurement period, by (ii) our share price at the beginning of the measurement period.

[6]	The peer group used for this purpose is The Nasdaq Clean Edge Green Energy Index, a published industry index.

[7]	The dollar amounts reported represent the amount of income (loss) available to common stockholders reflected in our audited financial statements for the applicable year.

[8]	Adjusted EBITDA is defined as unaudited consolidated net income or loss before interest expense (net), interest income, unrealized derivative gains and losses, excess insurance proceeds, acquisition-related expense or recoveries, asset impairments, provision or benefit for income taxes, and depreciation and amortization expense. Adjusted EBITDA is a non-GAAP financial measure and, for purposes of the Pay versus Performance table, it is the financial performance measure that we have identified as our Company-Selected Measure and that, in our assessment, represents the most important performance measure (not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. See Appendix B for a reconciliation of Adjusted EBITDA to consolidated net income or loss, its most directly comparable measure under generally accepted accounting principles.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote		Bryon T. McGregor and Michael D. Kandris
Peer Group Issuers, Footnote		The peer group used for this purpose is The Nasdaq Clean Edge Green Energy Index, a published industry index.
Adjustment To PEO Compensation, Footnote

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kandris’s total compensation for 2023, 2022 and 2021 to determine the compensation actually paid to him. Mr. Kandris did not serve as our PEO during or after 2024.

Year	Reported Summary Compensation Table Total for PEO (Michael D. Kandris)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Michael D. Kandris)
2023	$1,137,559	$(525,000)	$788,520	$–	$–	$1,401,079
2022	$1,493,272	$(874,035)	$560,412	$–	$–	$1,179,649
2021	$1,878,748	$(707,392)	$540,806	$–	$–	$1,712,162
(a)	The reported values of equity awards in the tables above are the total grant date fair values of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. McGregor are as follows. Mr. McGregor did not serve as our PEO for any period through 2022.

Year	Year End Fair Value of Equity Awards (Bryon T. McGregor)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Bryon T. McGregor)
2025	$895,680	$329,777	$–	$(80,648)	$–	$–	$1,144,809
2024	$485,144	$(219,770)	$–	$(44,695)	$–	$–	$220,679
2023	$731,500	$(10,029)	$–	$(40,855)	$–	$–	$680,616

The amounts deducted or added in calculating the equity award adjustments for Mr. Kandris are as follows. Mr. Kandris did not serve as our PEO during or after 2024.

Year	Year End Fair Value of Equity Awards (Michael D. Kandris)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Michael D. Kandris)
2023	$931,000	$(28,081)	$–	$(114,399)	$–	$–	$788,520
2022	$368,554	$(159,360)	$–	$351,218	$–	$–	$560,412
2021	$592,780	$(77,500)	$–	$25,526	$–	$–	$540,806
(c)	The amounts included in this column are the amounts reported, if any, in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year. There were no such amounts for any applicable year, therefore we have excluded the “Change in Pension and Nonqualified Deferred Compensation” column from the Summary Compensation Table.
(d)	The total pension benefit adjustment amount for each applicable year for each of Messrs. McGregor and Kandris was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our PEOs or other NEOs.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 776,432		$ 617,217		$ 587,491		$ 632,267		$ 843,060
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,036,173		484,503		619,761		575,007		843,350
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$776,432	$(117,801)	$377,542	$–	$–	$1,036,173
2024	$617,217	$(204,584)	$71,870	$–	$–	$484,503
2023	$587,491	$(211,855)	$244,125	$–	$–	$619,761
2022	$632,267	$(268,947)	$211,687	$–	$–	$575,007
2021	$843,060	$(165,478)	$165,768	$–	$–	$843,350
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$297,602	$107,638	$–	$(27,698)	$–	$–	$377,542
2024	$161,187	$(73,699)	$–	$(15,618)	$–	$–	$71,870
2023	$275,753	$(5,475)	$–	$(26,153)	$–	$–	$244,125
2022	$95,214	$(25,042)	$39,919	$101,596	$–	$–	$211,687
2021	$138,668	$(19,883)	$–	$46,983	$–	$–	$165,768
(b)	The total pension benefit adjustment amount for each applicable year for each of our NEOs was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

As shown in the graph below, over the period presented, the amount of compensation actually paid to Messrs. McGregor and Kandris in the years in which each served as our PEO generally moves in the same overall direction as our cumulative TSR, with one notable exception in 2023. In 2023, Mr. McGregor’s compensation actually paid is elevated relative to the cumulative TSR trajectory because he received an additional restricted stock award in connection with his mid-year elevation to President and Chief Executive Officer.

The average amount of compensation actually paid to our NEOs as a group (excluding our PEOs for the years in which they served in that capacity) also generally tracks the trend in our cumulative TSR over the five-year period, increasing or decreasing in the same general direction as our TSR over most years.

We believe this overall alignment between compensation actually paid and our cumulative TSR exists because a significant portion of the compensation actually paid to our PEOs and our other NEOs for the applicable periods consists of: (i) short-term cash incentive awards that are based on our Adjusted EBITDA, which we believe is directly and positively correlated with our stock price and therefore our TSR; and (ii) equity awards, the value of which is directly linked to our stock price and therefore our TSR.

As described in more detail in “Executive Compensation and Related Information – Compensation Discussion and Analysis,” for 2025, the targeted value of our short-term cash incentive compensation was between approximately 60% and 80% of base salary, and the targeted value of our equity awards was between approximately 80% and 170% of base salary, in each case depending on the particular NEO.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

As demonstrated by the following graph, the amount of compensation actually paid to Messrs. McGregor and Kandris for the relevant periods during which either of them served as our PEO is somewhat aligned with our net income (loss) over the period presented in the table. In general, years with higher net income (or reduced net loss) correspond to higher levels of compensation actually paid to our PEO, and years with lower net income (or increased net loss) correspond to lower levels of compensation actually paid, although the relationship is not linear and compensation does not move in precise proportion to net income (loss).

The average amount of compensation actually paid to our NEOs as a group (excluding our PEOs for the years in which they served in that capacity) is likewise somewhat aligned with our net income (loss) over the period presented in the table. As with our PEO compensation, changes in average compensation actually paid to our non-PEO NEOs generally move in the same overall direction as changes in our net income (loss), but may in particular years increase or decrease to a greater or lesser extent than our net income (loss).

Although we do not use net income (loss) as a performance measure in our overall executive compensation program, that metric is correlated to our primary financial performance measure, Adjusted EBITDA, which we do use when setting goals for our short-term incentive compensation plan and in making cash awards to our NEOs.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted EBITDA

As demonstrated by the following graph, the amount of compensation actually paid to Messrs. McGregor and Kandris for the relevant periods during which either of them served as our PEO, and the average amount of compensation actually paid to our NEOs as a group (excluding our PEOs for the years in which they served in that capacity), is generally aligned with our Adjusted EBITDA over the period presented in the table. In years in which our Adjusted EBITDA increases, compensation actually paid to our PEOs and our other NEOs generally increases, and in years in which our Adjusted EBITDA decreases, compensation actually paid to our PEOs and our other NEOs generally decreases, although the relationship is not perfectly proportional and compensation does not move in exact proportion to Adjusted EBITDA.

While we use various financial and non-financial performance measures to evaluate performance for our compensation program, we have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. We use Adjusted EBITDA as our primary financial performance measure when setting goals in our short-term incentive compensation plan and in determining cash awards to our NEOs.

Total Shareholder Return Vs Peer Group

Our Cumulative TSR and Peer Group Cumulative TSR

As demonstrated by the following graph, our cumulative TSR was $53 while the cumulative TSR of the peer group presented for this purpose, The Nasdaq Clean Edge Green Energy Index, was $64, in each case over the five-year period presented in the table. Our TSR underperformed the Index during each year presented in the table. We believe that our cumulative TSR underperformance compared to the Index reflects a challenging industry environment over the period, while our significant improvement from 2024 to 2025 reflects our successful efforts to realign our business as well as other positive developments, including those discussed above under “Executive Compensation and Related Information – Compensation Discussion and Analysis – 2025 Business Highlights.” For more information regarding our performance and how our Compensation Committee sets compensation, refer to “Executive Compensation and Related Information – Compensation Discussion and Analysis.”

Tabular List, Table

Financial Performance Measure

As described in greater detail in “Executive Compensation and Related Information – Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. The measures we use for both our short- and long-term incentive awards are selected based on our objective to incentivize our NEOs to increase the value of our company over both the short- and long-term.

Total Shareholder Return Amount	[3]	$ 53.04		28.73		48.99		53.04		88.58
Peer Group Total Shareholder Return Amount	[4]	63.52		48.42		60.17		67.29		96.94
Net Income (Loss)	[5]	$ 13,338		$ (58,984)		$ (29,270,000)		$ (42,862,000)		$ 44,217,000
Company Selected Measure Amount	[6]	44,651		(8,531)		20,766,000		(5,743,000)		87,799,000
Bryon T. McGregor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,477,220	[7]	$ 1,262,735	[7]	$ 1,357,502	[7]
PEO Actually Paid Compensation Amount		2,267,489	[8]	867,654	[8]	1,192,118	[8]		[7]		[7]
Bryon T. McGregor [Member] | Less Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	(354,540)		(615,760)		(846,000)
Bryon T. McGregor [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	1,144,809		220,679		680,616
Bryon T. McGregor [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]
Bryon T. McGregor [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]
Bryon T. McGregor [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		895,680		485,144		731,500
Bryon T. McGregor [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		329,777		(219,770)		(10,029)
Bryon T. McGregor [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Bryon T. McGregor [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(80,648)		(44,695)		(40,855)
Bryon T. McGregor [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Bryon T. McGregor [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Michael D. Kandris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,137,559	[7]	1,493,272	[7]	1,878,748	[7]
PEO Actually Paid Compensation Amount	[8]					1,401,079		1,179,649		1,712,162
Michael D. Kandris [Member] | Less Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]					(525,000)		(874,035)		(707,392)
Michael D. Kandris [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]					788,520		560,412		540,806
Michael D. Kandris [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]
Michael D. Kandris [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]
Michael D. Kandris [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						931,000		368,554		592,780
Michael D. Kandris [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(28,081)		(159,360)		(77,500)
Michael D. Kandris [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Michael D. Kandris [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(114,399)		351,218		25,526
Michael D. Kandris [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Michael D. Kandris [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Less Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(117,801)		(204,584)		(211,855)		(268,947)		(165,478)
Non-PEO NEO | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]	377,542		71,870		244,125		211,687		165,768
Non-PEO NEO | Average Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14]
Non-PEO NEO | Average Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		297,602		161,187		275,753		95,214		138,668
Non-PEO NEO | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		107,638		(73,699)		(5,475)		(25,042)		(19,883)
Non-PEO NEO | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								39,919
Non-PEO NEO | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(27,698)		(15,618)		(26,153)		101,596		46,983
Non-PEO NEO | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Messrs. McGregor and Kandris, who served as Chief Executive Officers during the periods covered) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. McGregor and Kandris for the applicable years during which they served as our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Todd E. Benton, Robert R. Olander, Auste M. Graham and James R. Sneed; (ii) for 2024, Todd E. Benton, Robert R. Olander, Auste M. Graham and James R. Sneed; (iii) for 2023, Robert R. Olander, Auste M. Graham and James R. Sneed; (iv) for 2022, Bryon T. McGregor, Auste M. Graham, James R. Sneed and Christopher W. Wright; and (v) for 2021, Bryon T. McGregor, Christopher W. Wright, James R. Sneed and Paul P. Koehler. Mr. Wright, our former General Counsel, retired in May 2022 and Paul P. Koehler, or former Vice President of Corporate Development, retired in February 2021. The included averages are affected by the retirements of Messrs. Wright and Koehler in 2022 and 2021, respectively, resulting in compensation reported only for the periods through their respective dates of retirement, but in the case of Mr. Wright, also include his post-retirement compensation under a consulting arrangement for the remainder of 2022.
[2]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. McGregor and Kandris for the applicable years during which they served as our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year (excluding Messrs. McGregor and Kandris for the applicable years during which they served as our PEO). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. McGregor and Kandris for the applicable years during which they served as our PEO) for each year to determine the compensation actually paid to them, using the same methodology described above in Note 2:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$776,432	$(117,801)	$377,542	$–	$–	$1,036,173
2024	$617,217	$(204,584)	$71,870	$–	$–	$484,503
2023	$587,491	$(211,855)	$244,125	$–	$–	$619,761
2022	$632,267	$(268,947)	$211,687	$–	$–	$575,007
2021	$843,060	$(165,478)	$165,768	$–	$–	$843,350
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$297,602	$107,638	$–	$(27,698)	$–	$–	$377,542
2024	$161,187	$(73,699)	$–	$(15,618)	$–	$–	$71,870
2023	$275,753	$(5,475)	$–	$(26,153)	$–	$–	$244,125
2022	$95,214	$(25,042)	$39,919	$101,596	$–	$–	$211,687
2021	$138,668	$(19,883)	$–	$46,983	$–	$–	$165,768
(b)	The total pension benefit adjustment amount for each applicable year for each of our NEOs was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs.

[3]	Cumulative Total Shareholder Return, or TSR, is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment (which dividends totaled $0.00 for all periods), and the difference between our share price at the end of the measurement period and our share price at the beginning of the measurement period, by (ii) our share price at the beginning of the measurement period.
[4]	The peer group used for this purpose is The Nasdaq Clean Edge Green Energy Index, a published industry index.
[5]	The dollar amounts reported represent the amount of income (loss) available to common stockholders reflected in our audited financial statements for the applicable year.
[6]	Adjusted EBITDA is defined as unaudited consolidated net income or loss before interest expense (net), interest income, unrealized derivative gains and losses, excess insurance proceeds, acquisition-related expense or recoveries, asset impairments, provision or benefit for income taxes, and depreciation and amortization expense. Adjusted EBITDA is a non-GAAP financial measure and, for purposes of the Pay versus Performance table, it is the financial performance measure that we have identified as our Company-Selected Measure and that, in our assessment, represents the most important performance measure (not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. See Appendix B for a reconciliation of Adjusted EBITDA to consolidated net income or loss, its most directly comparable measure under generally accepted accounting principles.
[7]	The dollar amounts reported in columns (b) are the amounts of total compensation reported for Bryon T. McGregor and Michael D. Kandris, our Chief Executive Officers and Co-Chief Executive Officers for the periods stated in this footnote below, for each corresponding year in the “Total” column of the Summary Compensation Table for the applicable year. Refer to “Executive Compensation and Related Information – Summary Compensation Table” above for information concerning Mr. McGregor for 2025, 2024 and 2023, and our prior filings with the Securities and Exchange Commission for information concerning Mr. Kandris for 2023, 2022 and 2021. Mr. McGregor was appointed as our Chief Executive Officer in August 2023.
[8]	The dollar amounts reported in columns (c) represent the respective amounts of “compensation actually paid” to Messrs. McGregor and Kandris, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. McGregor and Kandris during the applicable year.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McGregor’s total compensation for 2025, 2024 and 2023 to determine the compensation actually paid to him:

Year	Reported Summary Compensation Table Total for PEO (Bryon T. McGregor)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Bryon T. McGregor)
2025	$1,477,220	$(354,540)	$1,144,809	$–	$–	$2,267,489
2024	$1,262,735	$(615,760)	$220,679	$–	$–	$867,654
2023	$1,357,502	$(846,000)	$680,616	$–	$–	$1,192,118

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kandris’s total compensation for 2023, 2022 and 2021 to determine the compensation actually paid to him. Mr. Kandris did not serve as our PEO during or after 2024.

Year	Reported Summary Compensation Table Total for PEO (Michael D. Kandris)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Michael D. Kandris)
2023	$1,137,559	$(525,000)	$788,520	$–	$–	$1,401,079
2022	$1,493,272	$(874,035)	$560,412	$–	$–	$1,179,649
2021	$1,878,748	$(707,392)	$540,806	$–	$–	$1,712,162
(a)	The reported values of equity awards in the tables above are the total grant date fair values of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. McGregor are as follows. Mr. McGregor did not serve as our PEO for any period through 2022.

Year	Year End Fair Value of Equity Awards (Bryon T. McGregor)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Bryon T. McGregor)
2025	$895,680	$329,777	$–	$(80,648)	$–	$–	$1,144,809
2024	$485,144	$(219,770)	$–	$(44,695)	$–	$–	$220,679
2023	$731,500	$(10,029)	$–	$(40,855)	$–	$–	$680,616

The amounts deducted or added in calculating the equity award adjustments for Mr. Kandris are as follows. Mr. Kandris did not serve as our PEO during or after 2024.

Year	Year End Fair Value of Equity Awards (Michael D. Kandris)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Michael D. Kandris)
2023	$931,000	$(28,081)	$–	$(114,399)	$–	$–	$788,520
2022	$368,554	$(159,360)	$–	$351,218	$–	$–	$560,412
2021	$592,780	$(77,500)	$–	$25,526	$–	$–	$540,806
(c)	The amounts included in this column are the amounts reported, if any, in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year. There were no such amounts for any applicable year, therefore we have excluded the “Change in Pension and Nonqualified Deferred Compensation” column from the Summary Compensation Table.
(d)	The total pension benefit adjustment amount for each applicable year for each of Messrs. McGregor and Kandris was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our PEOs or other NEOs.

[9]	The reported values of equity awards in the tables above are the total grant date fair values of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[10]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. McGregor are as follows. Mr. McGregor did not serve as our PEO for any period through 2022.

Year	Year End Fair Value of Equity Awards (Bryon T. McGregor)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Bryon T. McGregor)
2025	$895,680	$329,777	$–	$(80,648)	$–	$–	$1,144,809
2024	$485,144	$(219,770)	$–	$(44,695)	$–	$–	$220,679
2023	$731,500	$(10,029)	$–	$(40,855)	$–	$–	$680,616

The amounts deducted or added in calculating the equity award adjustments for Mr. Kandris are as follows. Mr. Kandris did not serve as our PEO during or after 2024.

Year	Year End Fair Value of Equity Awards (Michael D. Kandris)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Michael D. Kandris)
2023	$931,000	$(28,081)	$–	$(114,399)	$–	$–	$788,520
2022	$368,554	$(159,360)	$–	$351,218	$–	$–	$560,412
2021	$592,780	$(77,500)	$–	$25,526	$–	$–	$540,806

[11]	The amounts included in this column are the amounts reported, if any, in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
[12]
(d)	The total pension benefit adjustment amount for each applicable year for each of Messrs. McGregor and Kandris was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our PEOs or other NEOs.

[13]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$297,602	$107,638	$–	$(27,698)	$–	$–	$377,542
2024	$161,187	$(73,699)	$–	$(15,618)	$–	$–	$71,870
2023	$275,753	$(5,475)	$–	$(26,153)	$–	$–	$244,125
2022	$95,214	$(25,042)	$39,919	$101,596	$–	$–	$211,687
2021	$138,668	$(19,883)	$–	$46,983	$–	$–	$165,768

[14]
(b)	The total pension benefit adjustment amount for each applicable year for each of our NEOs was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs.